SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASE (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 154,159	$ 237,367
Financing cash flows from finance lease	$ 40,709	$ 69,288
Weighted average remaining lease term (years), Finance leases	1 year 1 month 6 days	1 year 1 month 6 days
Weighted average remaining lease term (years), Operating leases	10 months 6 days	1 year 10 months 24 days
Weighted-average discount rate: (per annum), Finance leases	2.66%	1.71%
Weighted-average discount rate: (per annum), Operating leases	0.94%	0.94%